LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS [Abstract]
Schedule of long-term investments
	As of December 31,
	2014	2015
Cost method investments	$-	$-
Equity method investments	-	2,003,615
Available-for-sale securities (Note 3)	-	2,769,194
	$-	$4,772,809